Subsequent Events - Additional Information (Detail) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 02, 2022 shares	Jan. 31, 2020	Apr. 30, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Quotient Used to arrive Conversion ratio	0.6656
Number of Fully Diluted Shares defined in Business Combination Used to arrive Conversion Ratio | shares	120,000,000
Subsequent Event [Member] | Laboratory Space in Lexington [Member]
Subsequent Event [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				$ 3.9
Operating Lease Annual Rent Increase Percentage				3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Subsequent Event [Line Items]
Lessee Operating Lease Maturity Period		December 2026	2033
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Collaboration Agreement [Member] | Serum Institute of India Private Limited [Member]
Subsequent Event [Line Items]
License Fees Received					$ 5.0
Revenue From Milestone Payments					$ 22.0